CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2024
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
In the normal course of business, our partnership will enter into contractual commitments which include commitments relating to contracted project costs for various growth initiatives, committed expenditures associated with gas and electricity sales contracts at our U.K. regulated distribution operation, service agreements for the purchase and transportation of core utilities at our Canadian diversified midstream operation and leases associated with our U.S. colocation data center operation, Indian telecom towers operation, North American rail operation and Canadian diversified midstream operation. As at December 31, 2024, our partnership had $6,633 million (2023: $5,535 million) of commitments outstanding, of which 13% mature in less than one year, 42% between two and five years, and 45% after five years.
In addition, pursuant to the Master Service Agreement, on a quarterly basis, we, together with BIPC, pay a base management fee to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the market value of our group. This fee is recorded on the Consolidated Statements of Operating Results in general and administrative expenses.